Net Change in Operating Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2012
Net Change in Operating Assets and Liabilities
Schedule of changes in operating assets and liabilities, net of the effects of acquisitions and dispositions

	Nine Months Ended
(In thousands)	September 30, 2012	September 30, 2011
Decrease (increase) in operating assets:
Accounts receivable	$88,997	$(42,250)
Inventory	13,202	(39,408)
Prepaid expenses and other assets	7,174	(1,596)
Increase (decrease) in operating liabilities:
Accounts payable	(43,223)	(7,099)
Income tax payable	(39,483)	—
Interest payable	(9,704)	—
Asset retirement obligation	—	(581)
Accrued expenses	(49,044)	2,245
	$(32,081)	$(88,689)

	Year Ended December 31,
(In thousands)	2011	2010	2009
Decrease (increase) in operating assets:
Accounts receivable	$(52,805)	$(15,200)	$125
Inventory	(54,343)	(6,872)	(13,557)
Prepaid expenses and other assets	(6,363)	251	360
Increase (decrease) in operating liabilities:
Accounts payable	16,233	3,797	(254)
Prepaid income taxes	(17,832)	—	—
Asset retirement obligation	(1,030)	(632)	(387)
Accrued expenses	6,151	(1,481)	5,749
	$(109,989)	$(20,137)	$(7,964)